Discontinued Operations (Summary Of Major Assets And Liabilities Of Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 18, 2013
Discontinued Operations [Abstract]
Accounts receivable	$ 3,563
Raw materials inventories	6,692
Finished inventories	2,956
Material and supplies inventories	2,371
Total current assets	15,582
Property, plant and equipment, net	80,705
Total assets	96,287
Current liabilities	5,051
Long-term notes payable	1,077
Liabilities associated with assets sold	$ 6,128